Financial Instruments (Details 1) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) ExcahngeRate	Dec. 31, 2016 ILS (₪) ExcahngeRate	Dec. 31, 2015 ILS (₪) ExcahngeRate
Financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss)	₪ (48,550)	₪ (115,030)	₪ (118,208)
Assets - Cash and deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss)	₪ 14,221	₪ 2,024	₪ 5,545
Foreign currency (NIS) and Linkage currency (EURO) [Member] | Financial liabilities - Loans at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate		10	10
Profit (loss)		₪ (5,908)	₪ (15,746)
Foreign currency (NIS) and Linkage currency (EURO) [Member] | Assets - Cash and deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate	10	10	10
Profit (loss)	₪ 368	₪ 501	₪ 1,637
Foreign currency (NIS) and Linkage currency (USD) [Member] | Assets - Cash and deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate	10	10
Profit (loss)	₪ 131	₪ 181
Functional currency (EURO) and Linkage currency (PLN) [Member] | Financial liabilities - Loans at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate	10	10	10
Profit (loss)	₪ (2,125)	₪ (4,271)	₪ (5,503)
Functional currency (EURO) and Linkage currency (PLN) [Member] | Assets - Cash and deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate	10	10	10
Profit (loss)	₪ 174	₪ 947	₪ 883
Functional currency (EURO) and Linkage currency (USD) [Member] | Assets - Cash and deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate	10	10	10
Profit (loss)	₪ 243	₪ 135	₪ 1,005
Functional currency (EURO) and Linkage currency (NIS) [Member] | Financial liabilities - Notes at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate	10	10	10
Profit (loss)	₪ (46,425)	₪ (67,859)	₪ (71,615)
Functional currency (EURO) and Linkage currency (NIS) [Member] | Assets - Cash and deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate	10	10	10
Profit (loss)	₪ 13,305	₪ 260	₪ 857
Functional currency (RON) and Linkage currency (EURO) [Member] | Financial liabilities - Loans at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate		10	10
Profit (loss)		₪ (36,992)	₪ (25,344)
Functional currency (EURO) and Linkage currency (RON) [Member] | Assets - Cash and deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the exchange rate (%) | ExcahngeRate			10
Profit (loss)			₪ 1,163